Details to the consolidated cash flow statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Income tax expense from continuing operations	$ 1,296	$ 1,119	$ 1,106
Depreciation, amortization and impairments on:
Income from associated companies	(1,108)	(703)	(266)
Gains on disposal of property, plant and equipment, intangible, financial and other non-current assets, net	(1,043)	(935)	(869)
Equity-based and settled compensation expense	683	671	773
Change in provisions and other non-current liabilities	160	956	1,642
Net financial expense	738	1,154	1,109
Adjustments to reconcile profit (loss)	7,058	8,437	9,070
Acquisitions through finance lease contracts property plant and equipment			85
Property, plant and equipment
Depreciation, amortization and impairments on:
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,677	1,591	1,550
Intangible assets
Depreciation, amortization and impairments on:
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	4,399	4,452	3,921
Financial assets impaired [member]
Depreciation, amortization and impairments on:
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 256	$ 132	$ 104